Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Payables and Accruals [Abstract]
VAT and surcharges payable	¥ 38,037	$ 5,872	¥ 22,535
Payroll and welfare payable	239,945	37,041	160,404
Accrued rebates and cash incentives	410,893	63,431	283,025
Deposit from customers	19,458	3,004	13,289
Accrued expenses	71,961	11,109	15,565
Payable for purchase of fixed assets	2,612	403	10,598
Professional service fees	17,262	2,666	3,798
Others	33,305	5,141	15,320
Accrued expenses and other payables	¥ 833,473	$ 128,667	¥ 524,534